ALICE A. WATERS
ATTORNEY AT LAW

113 E. FRANKLIN STREET	TELEPHONE (972) 938-9090
WAXAHACHIE, TEXAS 75165	FACSIMILE (972) 938-9091

May 24, 2006

Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Mr. Jason Wynn

Re: Zion Oil & Gas, Inc.
Amendment No. 3 to Registration Statement on Form SB-2
Filed May 24, 2006, Registration No. 333-131275

Dear Mr. Wynn:

Attached for filing on behalf of the referenced Issuer is Amendment No. 3 to the Registration Statement on Form SB-2. Changes have been made in response to the SEC comment letter dated May 12, 2006. References herein to the "Registration Statement" refer to Amendment No. 3. Capitalized terms have the same meaning as in the Prospectus which is part of the Registration Statement. Responses to comments are in the order set forth in the May 12 letter.

Please note that we have added the March 31, 2006 interim financial statements. The full year 2005 financial statements still retain the "unaudited" designation as KPMG has not yet completed their audit. They tell us that their internal review requirements with which they have to comply are causing the delay.

Four marked copies and four plain copies of this Amendment to the Registration Statement will be forwarded to you under separate cover.

Form SB-2, as amended

General

  As soon as the KPMG audit is complete we will submit an amendment with the audited financial statements for 2005.

  The labeling on "unaudited" on the notes will be removed when we receive the audit letter from KPMG.

Prospectus Summary, page 2

  The corrections have been made.

Plan of Distribution, page 23

Placement by Zion Officers and Directors, page 23

  There is no limitation on the amount of shares that may be purchased and the disclosure has been made.

  Disclosure has been made that such sales will be on the same basis as those to non-affiliated persons.

  Disclosure has been made that affiliates and control persons will not necessarily be purchasing with a view towards investment.

Certain Relationships and Related Party Transactions, page 43

  The disclosure has been made that the report of Hill, Schwartz, Spilker, Keller, LLC supports our valuation determination. There were no resulting adjustments to the financial statements.

Financial Statements

Note 2 - Inventories, page F-13

  Disclosure has been made that inventory consists of equipment and materials to be used in future drilling operations.

Note 7--Loan Transactions, page F-17

  We inadvertently deleted all of Note 7 in amendment #2, rather than just the reference to Note 9 in the last sentence. Note 7 has been rewritten to include all loan transactions that occurred in 2004 and differentiate between the two types of loans. It has been moved to be the next to last in the notes and is now Note 9.

If you have additional comments, please contact me at your earliest convenience.

Sincerely,

/s/Alice A. Waters

Alice A. Waters

cc: Mr. Eugene A. Soltero